Consolidated Statements of Financial Position - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	€ 172,954,000	€ 198,794,000
Goodwill	25,023,000	18,843,000
Property, plant and equipment	12,498,000	4,643,000
Right-of-use assets	14,541,000	8,956,000
Deferred tax assets	24,108,000	13,734,000
Regulatory deposits	8,594,000	2,901,000
Loans receivable	25,516,000	39,804,000
Financial assets	1,686,000
Total Non-Current Assets	284,920,000	287,675,000
Current assets
Trade and other receivables	169,252,000	108,845,000
Income tax receivables	35,806,000	3,999,000
Restricted cash	60,296,000	12,093,000
Cash and cash equivalents	293,798,000	138,540,000
Total Current Assets	559,152,000	263,477,000
TOTAL ASSETS	844,072,000	551,152,000
Non-current liabilities
Lease liabilities	10,896,000	6,754,000
Deferred tax liability	9,248,000	9,211,000
Interest-bearing loans and borrowings	764,000	27,001,000
Total non-current liabilities	20,908,000	42,966,000
Current Liabilities
Lease liabilities	5,353,000	2,318,000
Deferred consideration	13,200,000	2,089,000
Interest-bearing loans and borrowings	3,008,000	183,722,000
Trade and other payables	147,353,000	143,309,000
Customer liabilities	51,959,000	43,709,000
Provisions	47,715,000	45,766,000
Income tax payables	40,524,000	16,399,000
Total Current Liabilities	309,112,000	437,312,000
TOTAL LIABILITIES	330,020,000	480,278,000
EQUITY
Issued capital	269,338,000	61,222,000
Foreign exchange reserve	(2,094,000)	(1,278,000)
Retained profit	246,808,000	10,930,000
EQUITY	514,052,000	70,874,000
TOTAL LIABILITIES AND SHARHOLDERS' EQUITY	844,072,000	€ 551,152,000
Super Group (SGHC) Limited
Non-current assets
Intangible assets	10,521,000
Total Non-Current Assets	10,521
Current assets
Trade and other receivables	47,128
Prepaid transaction costs	92,611
Total Current Assets	139,739
TOTAL ASSETS	150,260
Current Liabilities
Interest-bearing loans and borrowings	665,745
Trade and other payables	910,250
Bank overdrafts	2,262
Total Current Liabilities	1,578,257
TOTAL LIABILITIES	1,578,257
EQUITY
Issued capital	0
Retained profit	(1,427,997)
EQUITY	(1,427,997)
TOTAL LIABILITIES AND SHARHOLDERS' EQUITY	€ 150,260